Submission	Jan. 29, 2025
Submission [Line Items]
Central Index Key	0001825570
Registrant Name	Patria Investments Ltd
Registration File Number	333-275787
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES